PROPERTY AND EQUIPMENT	12 Months Ended
Aug. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	Property and Equipment
The components of Property and equipment, net are as follows:

	August 31, 2023	August 31, 2022
Buildings and land	$—	$5,609
Computers, related equipment and software	2,112,846	2,154,989
Furniture and fixtures	433,473	442,499
Leasehold improvements	1,558,373	1,546,230
Property and equipment, gross	4,104,692	4,149,327
Total accumulated depreciation	(2,574,685)	(2,490,187)
Property and equipment, net	$1,530,007	$1,659,140
Depreciation expense for fiscal 2023, 2022 and 2021 was $620,659, $591,748 and $512,051, respectively.